ESB Financial Corporation - Condensed Financial Statements (Parent Company Only) - Schedule of Condensed Statements of Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Condensed Consolidating Statement of Income and Comprehensive Income [Line Items]
Net Income before noncontrolling interest	$ 3,827	$ 4,111	$ 3,926	$ 3,990	$ 3,891	$ 4,021	$ 3,957	$ 3,953	$ 15,854	$ 15,822	$ 15,821
Net change in unrealized gains (losses):
Gains (losses) arising during the period									(32,726)	7,832	12,728
Income tax effect									11,454	(2,741)	(4,455)
Gains (losses) arising during the period, net of tax									(21,272)	5,091	8,273
Income tax effect									314	261	328
Gains recognized in earnings, net of tax									(584)	(485)	(609)
Unrealized holding gains (losses) on securities available for sale not other-than-temporarily-impaired, net of tax									(21,856)	4,606	7,664
Fair value adjustment on derivatives									1,873	(211)	(2,631)
Income tax effect									655	(74)	(921)
Fair value adjustment on derivatives, net of tax									1,218	(137)	(1,710)
Other comprehensive (loss) income									(20,488)	4,199	5,570
Net comprehensive income (loss) before noncontrolling interest									(4,634)	20,021	21,391
Less: net income attributable to the noncontrolling interest	44	140	50	276	388	87	276	168	510	919	911
Net comprehensive income (loss) attributable to ESB Financial Corporation									(5,144)	19,102	20,480
Parent [Member]
Schedule of Condensed Consolidating Statement of Income and Comprehensive Income [Line Items]
Net Income before noncontrolling interest									15,854	15,822	15,821
Net change in unrealized gains (losses):
Gains (losses) arising during the period									(889)	741	368
Income tax effect									311	(259)	(129)
Gains (losses) arising during the period, net of tax									(578)	482	239
Gains recognized in earnings									(256)	(629)	(141)
Income tax effect									90	221	49
Gains recognized in earnings, net of tax									(166)	(408)	(92)
Unrealized holding gains (losses) on securities available for sale not other-than-temporarily-impaired, net of tax									(744)	74	147
Fair value adjustment on derivatives									1,873	(211)	(2,631)
Income tax effect									(655)	74	921
Fair value adjustment on derivatives, net of tax									1,218	(137)	(1,710)
Other comprehensive income (loss) of bank subsidiary									(20,962)	4,262	7,133
Other comprehensive (loss) income									(20,488)	4,199	5,570
Net comprehensive income (loss) before noncontrolling interest									(4,634)	20,021	21,391
Less: net income attributable to the noncontrolling interest									510	919	911
Net comprehensive income (loss) attributable to ESB Financial Corporation									$ (5,144)	$ 19,102	$ 20,480